Puerto Rico Residents Tax-Free Fund III, Inc.	Schedule of Investments

November 30, 2025

Principal Amount/ Description		Rate	Maturity	Fair Value
Government Bonds (60.15%)
US Government and Agency Obligations (60.15%)
$ 610,000	Federal Farm Credit Banks Funding Corp.	5.700%	10/25/27	$634,466
303,000	Federal Farm Credit Banks Funding Corp.	6.180%	11/06/28	325,641
12,480,000	Federal Home Loan Banks(a)	5.500%	07/15/36	13,831,823
1,000,000	Federal Home Loan Banks(b)	5.500%	10/07/44	996,465
2,600,000	Federal Home Loan Banks(b)	5.870%	04/10/45	2,611,224
1,000,000	Federal Home Loan Banks(b)	5.875%	10/21/44	1,000,093
1,548,000	Federal National Mortgage Association(a)	6.625%	11/15/30	1,756,661

				21,156,373

Total Government Bonds
(Cost $20,917,264)				21,156,373

Mortgage-Backed Securities (1.37%)
Fannie Mae Bonds (0.87%)(c)
215,863	Federal National Mortgage Association Pool 849999	5.000%	01/01/36	221,844
1,355	Federal National Mortgage Association Pool 580540	6.000%	06/01/31	1,415
8,396	Federal National Mortgage Association Pool 627603	6.500%	11/01/31	8,685
15,553	Federal National Mortgage Association Pool 626656	6.500%	03/01/32	16,088
2,393	Federal National Mortgage Association Pool 504108	7.000%	06/01/29	2,505
901	Federal National Mortgage Association Pool 368033	7.500%	12/01/26	902
18,611	Federal National Mortgage Association Pool 504117	7.500%	05/01/29	18,843
16,364	Federal National Mortgage Association Pool 504109	7.500%	05/01/29	16,423
15,990	Federal National Mortgage Association Pool 523140	7.500%	04/01/30	16,245
3,695	Federal National Mortgage Association Pool 536049	7.500%	10/01/30	3,707

				306,657

Freddie Mac Bonds (0.01%)(d)
1,746	Federal Home Loan Mortgage Corp. Pool C18249	7.000%	11/01/28	1,829

GNMA Bonds (0.30%)(e)
94,257	Government National Mortgage Association Pool 556254	6.500%	08/15/31	97,829
6,487	Government National Mortgage Association Pool 494909	7.000%	12/15/28	6,564
2,078	Government National Mortgage Association Pool 531461	8.000%	05/15/30	2,104

				106,497

Tax Exempt Notes (0.19%)(f)
2,157	Community Endowment, Inc - collateralized by FN 536042	8.000%	09/01/30	2,270
1,355	Community Endowment, Inc - collateralized by FN 536024	8.500%	05/01/30	1,388
3,195	Community Endowment, Inc - collateralized by GN 470920	7.000%	04/15/28	3,233
14,747	Community Endowment, Inc - collateralized by GN 514585	7.000%	08/15/29	15,180
12,256	Community Endowment, Inc - collateralized by GN 514582	7.000%	08/15/29	12,653
11,107	Community Endowment, Inc - collateralized by GN 449355	7.500%	09/15/27	11,241
21,601	Community Endowment, Inc - collateralized by GN 515390	7.500%	04/15/30	22,007

				67,972

Total Mortgage-Backed Securities
(Cost $470,824)				482,955

See Notes to Financial Statements.
Annual Report | November 30, 2025	1

Puerto Rico Residents Tax-Free Fund III, Inc.	Schedule of Investments

November 30, 2025

Principal Amount/ Description		Rate	Maturity	Fair Value
Municipal Bonds (76.07%)
California (5.92%)
$ 1,700,000	State of California, General Obligation Unlimited	7.625%	03/01/40	$2,081,740

Illinois (6.83%)
2,680,000	City of Chicago, 2012 Series B, General Obligation Unlimited	5.432%	01/01/42	2,401,927

Puerto Rico (63.32%)
7,574,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(b),(g),(h)	0.000%	07/01/46	2,569,478
7,332,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(b),(g),(h)	0.000%	07/01/51	1,817,899
3,654,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(h)	4.329%	07/01/40	3,557,587
710,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	4.500%	07/01/34	710,190
110,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(h)	4.536%	07/01/53	100,103
360,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	4.550%	07/01/40	358,519
2,640,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	4.750%	07/01/53	2,507,538
2,984,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(h)	4.784%	07/01/58	2,810,238
8,058,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(h)	5.000%	07/01/58	7,837,324

				22,268,876

Total Municipal Bonds
(Cost $27,023,480)				26,752,543

Total Investments (137.59%)
(Cost $48,411,568)				$48,391,871
Liabilities in Excess of Other Assets (-37.59%)				(13,221,380)

NET ASSETS (100.00%)				$35,170,491

(a)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(b)	Security may be called before its maturity date.
(c)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)

Community Endowment - These obligations are collateralized by mortgage-backed securities and the only source of repayment is the collateral. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

See Notes to Financial Statements.
2	(787) 764-1788 | www.ubs.com/prfunds

Puerto Rico Residents Tax-Free Fund III, Inc.	Schedule of Investments

November 30, 2025

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
	Federal Home Loan Banks
Goldman Sachs(a)	5.500% due 7/15/2036 and Federal National Mortgage Association 6.625% due 11/15/2030	4.18%	11/20/2025	12/18/2025	$14,170,922	$14,125,000	$14,125,000

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted

See Notes to Financial Statements.
Annual Report | November 30, 2025	3